Fixed assets	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Fixed assets
Note 8 - Fixed assets

			Office
	Photovoltaic	Biogas	furniture and	Leasehold
	Plants	installations	equipment	Improvements	Total
	€ in thousands
Cost
Balance as at January 1, 2019	98,289	18,656	138	52	117,135
Additions	73,402	932	9	-	74,343
Disposals	(68,908)	-	-	-	(68,908)
Effect of changes in exchange rates	1	-	-	-	1
Balance as at December 31, 2019	102,784	19,588	147	52	122,571

Balance as at December 31, 2019	102,784	19,588	147	52	122,571
Additions	81,061	187	5	27	81,280
Disposals	-	-	-	(52)	(52)
Effect of changes in exchange rates	(1)	-	1	-	-
Balance as at June 30, 2020	183,844	19,775	153	27	203,799

Depreciation
Balance as at January 1, 2019	28,550	1,192	121	52	29,915
Depreciation for the year	4,383	1,353	8	-	5,744
Disposals	(27,477)	-	-	-	(27,477)
Balance as at December 31, 2019	5,456	2,545	129	52	8,182

Balance as at December 31, 2019	5,456	2,545	129	52	8,182
Depreciation for the year	416	726	4	1	1,147
Disposals	-	-	-	(52)	(52)
Effect of changes in exchange rates	-	-	1	-	1
Balance as at June 30, 2020	5,872	3,271	134	1	9,278

Carrying amounts
As at January 1, 2019	69,739	17,464	17	-	87,220
As at December 31, 2019	97,328	17,043	18	-	114,389
As at June 30, 2020	177,972	16,504	19	26	194,521